Commitments and Contingencies - Environmental Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 437	$ 1,051	$ 1,747
Charged to costs and expenses	2,852		(225)
Payments	(1,197)	(614)	(471)
Balance at end of period	$ 2,092	$ 437	$ 1,051